Significant accounting policies, judgements, estimates and assumptions - Provisions and contingencies, decommissioning, environmental expenditures and liabilities (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Nominal discount rate		3.00%		3.00%	2.50%
Liabilities for decommissioning costs, weighted average recognition period				18 years
Environmental expenditures and liabilities, weighted average recognition period				6 years
Provisions, discounted cash flow, nominal interest rate		3.00%	2.50%	3.00%	2.50%
Discount rate applied to cash flow projections		0.50%		0.50%	0.50%
Change In nominal interest rate				0.50%
Reduction to provision through change in discount rate				$ 2,463
Increase (decrease) in depreciation, depletion, and amortization due to change in decommissioning provision				15,457	$ 15,584	$ 14,505
Increase (decrease) in finance costs due to change in decommissioning provision	[1]			2,528	$ 2,074	$ 1,675
Provision for decommissioning
Disclosure of other provisions [line items]
Reduction to provision through change in discount rate			$ 1,500	$ 1,300
Increase (decrease) in depreciation, depletion, and amortization due to change in decommissioning provision		$ (80)
Increase (decrease) in finance costs due to change in decommissioning provision		$ 80

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.